Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES	NOTE 4 – prepaid expenses and other receivables (U.S. dollars in thousands):
	December 31
	2023	2022

Institutions	$200	$378
Prepaid expenses	215	164
Others	52	42
	$467	$584